INVESTMENT MANAGERS SERIES TRUST
803 W. Michigan Street
Milwaukee, Wisconsin  53233

October 17, 2012

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”)
File Nos. 333-122901 and 811-21719
on behalf of the Riverbridge Growth Fund and the Riverbridge Eco Leaders® Fund

The Trust is filing Post-Effective Amendment No. 294 to its Registration Statement under Rule 485(a)(2) to create the new series, Riverbridge Growth Fund and the Riverbridge Eco Leaders Fund.

Please direct your comments to the undersigned at (626) 914-1041.  Thank you.

Sincerely,

/s/Rita Dam

Rita Dam
Investment Managers Series Trust
Treasurer